Bank Loans	12 Months Ended
Jun. 30, 2024
Bank Loans [Abstract]
BANK LOANS

NOTE 11 – BANK LOANS

Bank loans as of June 30, 2024 and 2023 amounted to $23,232,856 and $10,554,617, respectively. Bank loans consisted of several bank loans denominated in RMB and SGD.

As of June 30, 2024, the Company had total financing credit facilities of $15,979,054 of which the used amount was $11,088,036. An office building with a carry amount of $15,651,184 was mortgaged to secure the credit facility of HKD58,000,000 with Taipei Fubon Bank.

The effective weighted average interest rates were 2.950%, 3.467% and 3.771% for the years ended June 30, 2024, 2023 and 2022, respectively.

One of the loan agreements contained certain financial covenants. The Company was in compliance with all covenants as of June 30, 2024.

As of June 30, 2024, all loan principals will be due within 1 year.